Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayments and other current assets

	December 31,
	2023	2024
	US$	US$

Interest receivable	67,312	69,814
Value added taxes to be deducted	47,064	51,200
Receivables from payment platforms	27,882	22,401
Employee advances	2,146	1,500
Prepayments and deposits to vendors and content providers	8,388	8,323
Deposits	5,122	6,147
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	17,975	14,157
Net assets subject to disposal related to YY Live (Note 3)	38,194	38,194
Others	41,406	35,802
Total	255,489	247,538